Income tax, Movement in Deferred Tax Balances (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	$ (4,353,712,591)	$ (2,324,464,551)	$ (2,146,639,928)
Recognized in profit and loss	55,155,403	(227,302,580)	(105,845,039)
Recognized in OCI	266,957,324	(1,801,945,460)	(71,979,584)
Deferred tax balances, Ending Balance	(4,031,599,864)	(4,353,712,591)	(2,324,464,551)
Accruals [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	147,482	3,691,418	4,795,362
Recognized in profit and loss	3,223,403	(3,543,936)	(1,103,944)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	3,370,885	147,482	3,691,418
Advance Customers [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	0
Recognized in profit and loss	46,637,589
Recognized in OCI	0
Deferred tax balances, Ending Balance	46,637,589	0
Lease Liabilities [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	0
Recognized in profit and loss	62,388,460
Recognized in OCI	0
Deferred tax balances, Ending Balance	62,388,460	0
Employees' Benefits [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	1,996,298	1,024,636	999,736
Recognized in profit and loss	670,889	205,318	307,458
Recognized in OCI	(37,380)	766,344	(282,558)
Deferred tax balances, Ending Balance	2,629,807	1,996,298	1,024,636
Employees' Statutory Profit Sharing [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	641,950	225,621	219,989
Recognized in profit and loss	30,568	416,329	5,632
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	672,518	641,950	225,621
Prepayments [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(1,422,966)	(628,022)	(431,516)
Recognized in profit and loss	(2,576,735)	(794,944)	(196,506)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(3,999,701)	(1,422,966)	(628,022)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(3,744,239,239)	(1,941,698,749)	(1,870,096,086)
Recognized in profit and loss		171,314	94,363
Recognized in OCI		(1,802,711,804)	(71,697,026)
Deferred tax balances, Ending Balance		(3,744,239,239)	(1,941,698,749)
Property, Plant and Equipment [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	236,862
Recognized in profit and loss	(40,054,941)
Recognized in OCI	0
Deferred tax balances, Ending Balance	(39,818,079)	236,862
PP&E Surplus [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(3,744,476,101)
Recognized in profit and loss	5,750,177
Recognized in OCI	266,994,704
Deferred tax balances, Ending Balance	(3,471,731,220)	(3,744,476,101)
PP&E (capitalized foreign exchange rate and interest expense) [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(226,499,908)	(152,392,186)	(88,466,300)
Recognized in profit and loss	(4,542,890)	(74,107,722)	(63,925,886)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(231,042,798)	(226,499,908)	(152,392,186)
Investment Properties [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(326,498,611)	(237,071,633)	(218,799,495)
Recognized in profit and loss	25,979,531	(89,426,978)	(18,272,138)
Recognized in OCI	0	0	0
Deferred tax balances, Ending Balance	(300,519,080)	(326,498,611)	(237,071,633)
Right of use of assets [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	0
Recognized in profit and loss	(65,111,127)
Recognized in OCI	0
Deferred tax balances, Ending Balance	(65,111,127)	0
Derivatives [Member]
Deferred tax expense (income) [abstract]
Deferred tax balances, Beginning Balance	(57,837,597)	2,384,364	25,138,382
Recognized in profit and loss	22,760,479	(60,221,961)	(22,754,018)
Recognized in OCI	0
Deferred tax balances, Ending Balance	$ (35,077,118)	$ (57,837,597)	$ 2,384,364